Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
www.drinkerbiddle.com

December 13, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Infinity Long/Short Equity Fund, LLC (811-23297)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment (the “Amendment”) to the registration statement on Form N-2 (the “Registration Statement”) of Infinity Long/Short Equity Fund, LLC. The Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder. The purpose of the Amendment is to (1) make certain changes to the Registration Statement in response to the Staff’s comments on the Registration Statement on Form N-2 filed on October 4, 2017; (2) incorporate certain financial information; and (3) make other non-material changes.

Questions and comments may be directed to the undersigned at (215) 988-2499 or, in my absence, to Jillian L. Bosmann at (215) 988-3307.

Very truly yours,

/s/ Carey L. Bell
Carey L. Bell